DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
ECOLAB SAVINGS PLAN AND ESOP
DESCRIPTION OF PLAN
DESCRIPTION OF PLAN

1. DESCRIPTION OF PLAN

The following brief description of the Ecolab Savings Plan and ESOP (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for more complete information regarding the Plan's definitions, benefits, eligibility and other matters.

General and Eligibility

The Plan is a contributory qualified defined contribution plan available to certain individuals employed by Ecolab Inc. and its U.S. subsidiaries that are participating employers in the Plan (these entities referred to generally as the “Company”). Eligible employees regularly scheduled to work at least 20 hours per week may participate immediately in the Plan provided they are not subject to a collective bargaining agreement which does not provide for their participation. Part-time employees working fewer than 20 hours a week must be employed for a twelve consecutive month period during which they have worked at least 1,000 hours to be eligible to participate. Employee participation in the Plan is voluntary.

The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”) and the Internal Revenue Code of 1986, as amended (the “Code”). The Plan also complies with the Puerto Rico tax code with respect to Puerto Rico plan participants.

The Benefits Finance Committee determines the appropriateness of the Plan’s investment offerings and monitors investment performance. The Plan Administrator is responsible for administration of the Plan.

Contributions

Contributions are made to the Plan as participant savings contributions, participant rollover contributions, and employer matching contributions.

Participant savings contributions are either pre-tax contributions made by the Company on behalf of participants who have agreed to have their taxable compensation reduced or Roth savings contributions made by the Company on behalf of participants who have agreed to have their after-tax compensation reduced. Participants may reduce their compensation by up to 50%, subject to a statutory annual maximum of $23,500 for 2025, for the purpose of making savings contributions to the Plan.

Participants who are at least age 50 are allowed to make additional catch-up contributions up to the statutory annual maximum ($7,500 in 2025). Beginning in 2025, participants who are age 60-63 are allowed to make additional catch-up contributions up to the statutory annual maximum ($11,250 in 2025).

Participants may also contribute amounts representing distributions from other qualified plans (rollover).

Participant contributions of up to 4% of eligible compensation are matched 100% by the Company and participant contributions over 4% and up to 8% of eligible compensation are matched 50% by the Company. The Plan also allows additional employer matching contributions to true-up the employer match. This true-up ensures all participants receive their full annualized employer match. The levels of matching contributions made by or on behalf of participants who are highly compensated, as defined in the Code, are subject to limitations under the code.

The Plan contains a separate Employee Stock Ownership Plan (“ESOP”) account for employer and participant contributions which are invested in the Ecolab Stock Fund. The ESOP allows participants to elect the withdrawal of dividends paid on shares to the ESOP account.

Vesting

Participants are fully vested in their account at all times.

Plan Benefits

As participants are fully vested at all times, benefits to participants are equal to their account balances. Upon retirement, death, disability or separation from service, a distribution may be made to the participant or beneficiary equal to the participant's account balance. Employees are able to withdraw any part or all of their account balance upon attainment of age 59 1/2. Loans and in-service withdrawals for hardships are also available. A participant distribution or withdrawal from the Plan generally is subject to federal income tax and may be subject to an early withdrawal penalty, unless rolled over to a qualified plan or an individual retirement account.

Notes Receivable from Participants

Active participants (and beneficiaries who are parties in interest as defined by ERISA) are permitted to borrow from their accounts. The total amount of a participant's note may not exceed the lesser of (a) $50,000 minus the participant's highest outstanding note balance for the previous twelve-month period, or (b) 50% of the participant's interest in his or her account. When a note is granted, the appropriate account balances are reduced and a separate note account is created.

Note payments, together with interest at a market rate determined by the Plan Administrator, are repaid generally over 5 years unless the note is for the purchase of a principal residence, in which case the term can be up to 15 years.

Notes receivable from participants at December 31, 2025 had interest rates ranging from 3.25% to 10.00% and are due at various dates through December 2040. A participant can have no more than two notes outstanding at any time. Notes receivable from participants are collateralized by the borrower’s account balance and are repaid through ratable payroll deductions.

Participant Accounts and Allocation

Fidelity provides investment management, recordkeeping and trustee services for the Plan directly or indirectly through one or more of its subsidiaries. The trust agreement authorizes services to be performed by the trustee, its agents or affiliates.

Each participant's account is credited with the participant's contributions, the employer matching contributions and investment income thereon, net of Plan expenses. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

All participant contributions made under the Plan are paid to and invested by Fidelity in one or more of the available investment options as directed by the participants.

Participants are allowed to allocate their entire account balance in any combination of the available investment options. Participants can transfer their account balance among the investment options and/or change the investment of their future contributions, and earnings thereon, daily. These transfers and changes must be made in whole dollar amounts of at least $250 and/or in whole percent increments.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA.